Credit Losses	12 Months Ended
Dec. 31, 2024
Credit Loss [Abstract]
Allowance for Expected Credit Losses	Allowance for Expected Credit Losses
The following tables summarize the Company’s allowance for expected credit losses for the twelve months ended December 31, 2024 and December 31, 2023 in available for sale investments, reinsurance recoverables and receivables:

Available for Sale Investments	December 31,
	2024	2023

	($ in millions)
Balance at the beginning of the period	$2.9	$7.7
Additions to the allowance for credit losses on securities for which credit losses were not previously recognized	0.3	0.3
Decreases to the allowance for credit losses on securities that had an allowance in the prior period	(0.9)	(3.6)
Reductions to the allowance for securities sold	(1.3)	(1.5)
Balance at the end of the period	$1.0	$2.9

	December 31, 2024		December 31, 2023
	Reinsurance Recoverables	Receivables	Reinsurance Recoverables	Receivables

	($ in millions)		($ in millions)
Balance at the beginning of the year	$3.7	$21.0	$3.7	$25.0
Movement in the year	23.8	3.6	—	(4.0)
Balance at the end of the year	$27.5	$24.6	$3.7	$21.0